SEGMENT REPORTING	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24. SEGMENT REPORTING

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including security-related engineering services business and security guarding and screening services business. The Group’s CODM evaluates performance based on the operating segment’s revenues and their operating results.

The following tables present summary information by segment for the years ended September 30, 2023, 2024, and 2025:

	For the Year Ended September 30, 2025
	Security-related engineering services	Security guarding and screening services	Unallocated	Total
	HK$	HK$	HK$	HK$
Revenues	111,862,812	80,523,771	—	192,386,583
Cost of revenues	(91,244,218)	(70,398,803)	—	(161,643,021)
Gross profit	20,618,594	10,124,968	—	30,743,562

Employee benefit expenses	(8,885,528)	(6,525,269)	(9,456,447)	(24,867,244)
Depreciation and amortization	(1,319,293)	(1,134,016)	—	(2,453,309)
Advertising and promotion expenses	(192,146)	(65,000)	(6,287,676)	(6,544,822)
Legal and professional fee	(76,958)	(13,612)	(4,188,956)	(4,279,526)
Credit losses	(2,140,000)	(243,000)	—	(2,383,000)
Losses on disposal of property and equipment	(1,998,157)	(10,167)	—	(2,008,324)
Other segment items *	(3,548,603)	(1,503,054)	(3,141,243)	(8,192,900)
Segment operating profit (loss)	2,457,909	630,850	(23,074,322)	(19,985,563)

Reconciliation of segment profit:
Other income	30,136	9,955	—	40,091
Other gains, net	106,253	—	105,094	211,347
Finance income	108,653	—	646,579	755,232
Finance cost	(148,878)	—	—	(148,878)
Income tax benefits	618,432	24,862	—	643,294
Segment profit (loss)	3,172,505	665,667	(22,322,649)	(18,484,477)

		For the Year Ended September 30, 2024
	Security-related engineering services	Security guarding and screening services	Unallocated	Total
	HK$	HK$	HK$	HK$
Revenues	106,954,121	75,210,418	—	182,164,539
Cost of revenues	(70,735,182)	(63,832,917)	—	(134,568,099
Gross profit	36,218,939	11,377,501	—	47,596,440

Employee benefit expenses	(11,213,392)	(5,770,191)	(4,255,157)	(21,238,740)
Depreciation and amortization	(700,610)	(864,261)	—	(1,564,871)
Advertising and promotion expenses	(62,459)	(43,136)	(2,048,268)	(2,153,863)
Legal and professional fee	(14,100)	(19,605)	(5,413,176)	(5,446,881)
Credit losses	3,190,000	(32,000)	—	3,158,000
Losses on disposal of property and equipment	(636,289)	—	—	(636,289)
Other segment items *	(3,343,924)	(1,229,255)	(4,209,014)	(8,782,193)
Segment operating profit	23,438,165	3,419,053	(15,925,615)	10,931,603

Reconciliation of segment profit:
Other income	1,000	71,238	—	72,238
Other gains (losses), net	437,305	—	(89,798)	347,507
Finance income	148,182	—	651,449	799,631
Finance cost	(109,360)	(80,389)	—	(189,749)
Income tax expenses	(1,340,506)	32,764	—	(1,307,742)
Segment profit (loss)	22,574,786	3,442,666	(15,363,964)	10,653,488

	For the Year Ended September 30, 2023
	Security-related engineering services	Security guarding and screening services	Unallocated	Total
	HK$	HK$	HK$	HK$
Revenues	98,121,636	65,569,330	—	163,690,966
Cost of revenues	(60,045,961)	(55,602,052)	—	(115,648,013
Gross profit	38,075,675	9,967,278	—	48,042,953

Employee benefit expenses	(13,248,606)	(5,491,669)	—	(18,740,275)
Depreciation and amortization	(282,869)	(650,085)	—	(932,954)
Advertising and promotion expenses	(162,533)	(183,775)	—	(346,308)
Legal and professional fee	(11,100)	(24,040)	(334,938)	(370,078)
Credit losses	(7,911,248)	(93,000)	—	(8,004,248)
Losses on disposal of property and equipment	(485,958)	—	—	(485,958)
Other segment items *	(3,306,492)	(1,407,226)	(3,697,846)	(8,411,564)
Segment operating profit (loss)	12,666,869	2,117,483	(4,032,784)	10,751,568

Reconciliation of segment profit:
Other income	288,651	429,077	—	717,728
Other gains (losses), net	546,036	—	(305)	545,731
Finance income	176,887	—	5,160	182,047
Finance cost	(43,248)	(11,832)	—	(55,080)
Income tax expenses	(1,956,771)	(382,079)	—	(2,338,850)
Segment profit (loss)	11,678,424	2,152,649	(4,027,929)	9,803,144

*	For the reportable segment, the other segment items category primarily includes expenses relating to short-term leases and low-value assets, insurance, building management fees, utilities, travelling expenses, and other miscellaneous expenses.

The Group’s revenue was derived in Hong Kong. The Group’s long-lived assets are situated in Hong Kong. The asset information by reportable segments is not regularly provided to the CODM as it is not utilized in the assessment of performance and allocation of resources. Consequently, the disclosure of asset information is not mandated for reportable segments.